Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 14, 2020
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	115,000,000	115,000,000	115,000,000
Common stock, shares issued (in shares)	15,133,286	14,433,286	9,231,737
Common stock, shares outstanding (in shares)	15,133,286	14,433,286	9,231,737	9,231,737